Consolidated Statements of Financial Position - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash	$ 82.1	$ 190.4
Trade and other receivables, net	1,118.1	1,134.7
Prepaid expenses and other assets	182.9	170.6
Current assets	1,383.1	1,495.7
Property and equipment, net	6,540.3	6,010.6
Intangible assets, net	3,245.0	3,330.0
Investments accounted for using the equity method	326.6	0.0
Other long-term assets	90.2	59.1
Goodwill	8,182.4	7,501.1
Non-current assets	18,384.5	16,900.8
Total assets	19,767.6	18,396.5
Liabilities
Accounts payable and accrued liabilities	1,557.7	1,319.7
Income taxes payable	0.0	25.8
Long-term debt	17.9	17.2
Lease obligations	51.5	50.9
Due to related party	9.3	12.8
Tangible equity units	1,024.9	56.9
Landfill closure and post-closure obligations	30.8	39.1
Current liabilities	2,692.1	1,522.4
Long-term debt	9,248.9	7,984.6
Lease obligations	327.3	257.4
Other long-term liabilities	47.5	41.0
Due to related party	8.7	18.0
Deferred income tax liabilities	582.6	723.9
Tangible equity units	0.0	1,231.6
Landfill closure and post-closure obligations	816.4	841.5
Non-current liabilities	11,031.4	11,098.0
Total liabilities	13,723.5	12,620.4
Shareholders' equity
Share capital	8,640.3	8,462.9
Contributed surplus	109.6	77.4
Deficit	(2,843.0)	(2,510.5)
Accumulated other comprehensive income (loss)	130.3	(253.7)
Total GFL Environmental Inc.'s shareholders' equity	6,037.2	5,776.1
Non-controlling interests	6.9	0.0
Total shareholders' equity	6,044.1	5,776.1
Total liabilities and shareholders' equity	$ 19,767.6	$ 18,396.5